Transactions With Affiliates - Gains Losses Commodity Price Swap Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Gains (losses) on commodity price swap
Net gains (losses) on commodity price swap agreements	$ (30,191)		$ (191)		$ 4,104
Sales Member
Gains (losses) on commodity price swap
Net gains (losses) on commodity price swap agreements	(2,957)	[1]	23,153	[1]	20,642	[1]
Related to purchases
Gains (losses) on commodity price swap
Net gains (losses) on commodity price swap agreements	(27,234)	[2]	(23,344)	[2]	(16,538)	[2]
Natural gas sales | Sales Member
Gains (losses) on commodity price swap
Net gains (losses) on commodity price swap agreements	33,845	[1]	20,200	[1]	18,446	[1]
Natural Gas Liquids [Member] | Sales Member
Gains (losses) on commodity price swap
Net gains (losses) on commodity price swap agreements	$ (36,802)	[1]	$ 2,953	[1]	$ 2,196	[1]

[1]	Reported in natural gas, NGLs and condensate sales in the Partnership’s consolidated statements of income in the period in which the related sale is recorded.
[2]	Reported in cost of product in the Partnership’s consolidated statements of income in the period in which the related purchase is recorded.